CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 78,860	$ 32,191	$ 32,231
Restricted cash	1,244	1,242	1,202
Accounts receivable, net
Trade, net	100,824	62,871	52,764
Joint interest, net	8,394	13,613	14,673
Other	7,091	12,486	12,400
Assets from price risk management activities	499	1,563	20,176
Prepaid assets	51,698	17,931	18,420
Inventory		840	1,093
Income tax receivable	16,212
Other current assets	3,910	2,148	2,492
Total current assets	268,732	144,885	155,451
Property and equipment:
Proved properties	3,412,875	2,440,811	2,235,835
Unproved properties, not subject to amortization	103,836	72,002	72,360
Other property and equipment	28,884	8,857	8,531
Total property and equipment	3,545,595	2,521,670	2,316,726
Accumulated depreciation, depletion and amortization	(1,547,656)	(1,430,890)	(1,273,538)
Total property and equipment, net	1,997,939	1,090,780	1,043,188
Other long-term assets:
Assets from price risk management activities	234	345	293
Other well equipment inventory	9,021	2,577	12,744
Other assets	8,143	706	622
Total assets	2,284,069	1,239,293	1,212,298
Current liabilities:
Accounts payable	38,731	72,681	31,230
Accrued liabilities	155,902	87,973	49,916
Accrued royalties	28,508	24,208	23,293
Current portion of long-term debt	434	24,977
Current portion of asset retirement obligations	94,334	39,741	33,556
Liabilities from price risk management activities	154,722	49,957	27,147
Accrued interest payable	7,454	8,742	11,376
Other current liabilities	15,541	15,188	14,666
Total current liabilities	495,626	323,467	191,184
Long-term liabilities:
Long-term debt, net of discount and deferred financing costs	627,968	672,581	701,175
Asset retirement obligations	320,044	174,992	186,493
Liabilities from price risk management activities	31,766	18,781	8,755
Other long-term liabilities	122,820	103,559	117,705
Total liabilities	1,598,224	1,293,380	1,205,312
Commitments and contingencies
Equity:
Preferred stock, Value
Common stock, Value	542	312	312
Additional paid-in capital	1,323,604	489,870	489,870
Accumulated deficit	(638,301)	(544,269)	(483,196)
Total stockholders' equity (deficit)	685,845	(54,087)	6,986
Total liabilities and equity	$ 2,284,069	$ 1,239,293	$ 1,212,298